Note 14 - Equity Incentive Plans (Detail) - The following table lists the balances available under the Plans:	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Number of option granted since inception	161,500	657,300	1,410,000
Number of options exercised	(69,333)	(12,833)
Number of shares available for grant and available for future grant	2,356,617	2,489,092	476,359	672,822
Amended and Restated Nonstatutory Plan and Agreement [Member]
Number of shares authorized	60,000
Number of option granted since inception	60,000
Number of options exercised	60,000
Amended And Restated 2004 Stock Option Plan [Member]
Number of shares authorized	1,500,000
Number of option granted since inception	2,508,400
Number of options exercised	23,166
Number of options cancelled/expired	1,365,855
Number of shares available for grant and available for future grant	360,455
2007 Stock Option Plan [Member]
Number of shares authorized	3,200,000
Number of option granted since inception	1,547,578
Number of options exercised	59,000
Number of options cancelled/expired	346,740
Number of shares available for grant and available for future grant	1,996,162